Property, Premises and Equipment	6 Months Ended
Jun. 30, 2022
Disclosure of property, plant and equipment [Abstract]
PROPERTY, PREMISES AND EQUIPMENT

8 (a). PROPERTY, PREMISES AND EQUIPMENT

The additions to the property and equipment during the six-months period ended 30 June 2022 were USD 296 thousand (30 June 2021: USD 267 thousand). The depreciation expense for the six-months period ended 30 June 2022 was USD 780 thousand (30 June 2021: USD 634 thousand).

Pursuant to IFRS 16 ‘Lease’, the Group has recognized a total amount of USD 2,890 thousand as a right-of-use assets for the leased offices (31 December 2021: USD 3,189 thousand). During the six-months period ended 30 June 2022, interest expense amounted to USD 73 thousand (30 June 2021: USD 91 thousand) and depreciation expense of USD 404 thousand (30 June 2021: USD 565 thousand) was recognized for the leased assets.